Capital Stock (Rollforward Of Common Stock Activity) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Common stock, beginning balance	448,900
Treasury stock, beginning balance	36,776
Common stock, ending balance	448,900	448,900
Treasury stock, ending balance	36,671	36,776
Issued
Class of Stock [Line Items]
Common stock, beginning balance	448,916	448,854	447,222
Issuance of stock for various plans, net	0	62	1,632
Repurchase of stock	0	0	0
Common stock, ending balance	448,916	448,916	448,854
Treasury
Class of Stock [Line Items]
Treasury stock, beginning balance	36,776	28,734	10,868
Issuance of stock for various plans, net	(2,745)	(4,230)	(4,668)
Repurchase of stock	3,640	12,272	22,534
Treasury stock, ending balance	37,671	36,776	28,734